MANNING & NAPIER FUND, INC.

Supplement dated April 7, 2015 to the combined Prospectus dated May 1, 2014 (the “Prospectus”) for the following Series (the “Series”) as supplemented November 7, 2014 for each of the Series, and as further supplemented March 2, 2015 for the Core Plus Bond Series:

International Series – Class I and S	Inflation Focus Equity Series
World Opportunities Series – Class A	Dynamic Opportunities Series – Class I and S
High Yield Bond Series – Class I and S	Focused Opportunities Series – Class I and S
Global Fixed Income Series – Class I and S	Diversified Tax Exempt Series
Core Bond Series	New York Tax Exempt Series
Core Plus Bond Series – Class I and S	Ohio Tax Exempt Series
Emerging Markets Series – Class I and S

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Manning & Napier Advisors, LLC (the “Advisor”) has made a number of changes to its organizational structure and the roles and responsibilities of its investment professionals, including naming Ebrahim Busheri to the newly created Director of Investments position, which replaces the Co-Directors of Research positions formerly held by Jeffrey S. Coons and Jeffrey Herrmann.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.	In the International Series’ “Portfolio Managers” summary section, the information with respect to Sidharth Abrol is hereby deleted and replaced with the following:

Robert Crawford, CFA®

Junior Analyst, has managed the Series since 2015.

Scott T. Shattuck

Junior Analyst, has managed the Series since 2015.

2.	In the World Opportunities Series’ “Portfolio Managers” summary section, the information with respect to Christian Andreach, Jeffrey S. Coons, Ebrahim Busheri, Brian P. Gambill, Jeffrey Herrmann, Brian Lester, Michael Magiera, Christopher Petrosino, Robert F. Pickels, and Virge J. Trotter, III is hereby deleted and replaced with the following:

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Ajay M. Sadarangani, CFA®

Senior Analyst/Managing Director of the Emerging Growth Group, has managed the Series since 2015.

3.	In the Emerging Markets Series’ “Portfolio Managers” summary section, the information with respect to Jeffrey Herrmann and Marc Tommasi is hereby deleted and replaced with the following:

Muris Demirovic

Senior Analyst, has managed the Series since 2015.

Brian Ecker

Senior Analyst, has managed the Series since 2015.

Ben V. Rozin

Senior Analyst, has managed the Series since 2015.

4.	In the Dynamic Opportunities Series’ “Portfolio Managers” summary section, the information with respect to Ebrahim Busheri is hereby deleted and replaced with the following:

Habibe Hakiqi

Junior Analyst, has managed the Series since 2015.

5.	In the Focused Opportunities Series’ “Portfolio Managers” summary section, the information with respect to Walter B. Stackow is hereby deleted and replaced with the following:

William Moore, CFA®

Senior Analyst, has managed the Series since 2015.

6.	The “Portfolio Managers” summary section for the High Yield Bond Series is hereby deleted and replaced with the following:

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Marc Bushallow, CFA®

Managing Director of Fixed Income, has managed the Series since 2008.

R. Keith Harwood

Director of Credit Research, has managed the Series since 2003.

7.	The “Portfolio Managers” summary section for the Global Fixed Income Series is hereby deleted and replaced with the following:

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Marc Bushallow, CFA®

Managing Director of Fixed Income, has managed the Series since 2008.

R. Keith Harwood

Director of Credit Research, has managed the Series since 1998.

Marc Tommasi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1997.

8.	The “Portfolio Managers” summary section for the Core Bond Series and Core Plus Bond Series is hereby deleted and replaced with the following:

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Marc Bushallow, CFA®

Managing Director of Fixed Income, has managed the Series since 2008.

R. Keith Harwood

Director of Credit Research, has managed the Series since 2005.

9.	In the Diversified Tax Exempt Series’, New York Tax Exempt Series’, and Ohio Tax Exempt Series’ “Portfolio Managers” summary sections, the information with respect to Jack Bauer is hereby deleted and replaced with the following:

Marc Bushallow, CFA®

Managing Director of Fixed Income, has managed the Series since 2015.

Elizaveta Akselrod

Junior Analyst, has managed the Series since 2015.

10.	In the “Management” section , the “Portfolio Managers” sub-section is hereby deleted and replaced with the following:

Portfolio Managers

The following investment professionals serve on the Series’ Portfolio Management Teams, as noted. Each Portfolio Management Team member is jointly and primarily responsible for making investment decisions for the respective Series,

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director since 2002. Co-Head of Global Equities since 2010. Member of the following Portfolio Management Team: Emerging Markets Series (since 2011).

Elizaveta Akselrod, Junior Analyst

Joined the Advisor in 2006. Junior Analyst since 2015. Member of the following Portfolio Management Team: Tax Exempt Series (since 2015). Previous position held in last five years: Senior Associate, 2010 to 2014.

Marc Bushallow, CFA®, Managing Director of Fixed Income

Joined the Advisor in 2008. Managing Director of Fixed Income since 2015. Lead member of the following Portfolio Management Teams: Core Bond Series (since 2008); Core Plus Bond Series (since 2008); Global Fixed Income Series (since 2008); High Yield Bond Series (since 2008); and Tax Exempt Series (since 2015). Previous position held in last five years: Senior High Yield Analyst, 2008 – 2015.

Ebrahim Busheri, CFA®, Director of Investments

Joined the Advisor in 2011. Director of Investments since 2015. Member of the following Portfolio Management Team: World Opportunities Series (since 2012). Previous positions held in last five years: Senior Analyst, 2011 – 2015, Managing Director, 2012 – 2015; Consultant, Heritage Capital, 2007 – 2011. Previously worked for Manning & Napier from 1988 to 2001 in multiple capacities including the co-Director of Research and the Managing Director of the Technology and Consumer Groups.

Robert Crawford, CFA®, Junior Analyst

Joined the Advisor in 2010. Junior Analyst since 2015. Member of the following Portfolio Management Team: International Series (since 2015). Previous positions held in last five years: Senior Research Associate, 2013 – 2014; Junior Research Associate, 2012 – 2013; Research Assistant, 2010 – 2011.

Muris Demirovic, Senior Analyst

Joined the Advisor in 2010. Senior Analyst since 2015. Member of the following Portfolio Management Team: Emerging Markets Series (since 2015). Previous position held in last five years: Analyst, 2009 – 2014.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group

Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director since 2004. Member of the following Portfolio Management Team: World Opportunities Series (since 2004).

Brian Ecker, Senior Analyst

Joined the Advisor in 2004. Senior Analyst since 2015. Member of the following Portfolio Management Team: Emerging Markets Series (since 2015). Previous position held in last five years: Analyst, 2013 – 2014; Junior Analyst, 2010 – 2012.

Habibe Hakiqi, Junior Analyst

Joined the Advisor in 2014. Junior Analyst since 2014. Member of the following Portfolio Management Team: Dynamic Opportunities Series (since 2015). Previous position held in last five years: Senior Associate, 2011 – 2012. Attended Harvard Business School, 2012 – 2014.

R. Keith Harwood, Director of Credit Research

Joined the Advisor in 1997. Director of Credit Research since 2015. Previous position held in last five years: Senior Corporate Analyst, 1998 – 2015. Member of the following Portfolio Management Teams: High Yield Bond Series (since 2003); Global Fixed Income Series (since 1998); Core Bond Series (since 2005); and Core Plus Bond Series (since 2005).

Jeffrey A. Herrmann, CFA®, Investment Strategist

Joined the Advisor in 1986. Investment Stragegist since 2015. Previous positions held in last five years: Co-Director of Research, 2002 – 2015; Co-Head of Global Equities 2010 – 2015; Managing Director, 1992 – 2015. Member of the following Portfolio Management Team: Inflation Focus Equity Series (since 2011).

Michael A. Knolla, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group

Joined the Advisor in 2001. Senior Analyst since 2012. Managing Director since 2015. Previous position held in last five years: Analyst, 2006 – 2012. Member of the following Portfolio Management Team: Inflation Focus Equity Series (since 2011).

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group

Joined the Advisor in 1998. Senior Analyst since 2006. Managing Director since 2009. Member of the following Portfolio Management Team: Dynamic Opportunities Series (since 2013).

John D. Mitchell, CFA®, Senior Analyst

Joined the Advisor in 2001. Senior Analyst since 2011. Member of the following Portfolio Management Team: Focused Opportunities Series (since 2013). Previous position held in last five years: Analyst 2004 – 2011.

William Moore, CFA®, Senior Analyst

Joined the Advisor in 2002. Senior Analyst since 2013. Member of following Portfolio Management Teams: Inflation Focus Equity Series (since 2013); and Focused Opportunities Series (since 2015). Previous positions held in last five years: Analyst 2012 – 2013; Junior Analyst, 2007 – 2012.

James Nawrocki, Senior Fixed Income Analyst

Joined the Advisor in 2004. Senior Fixed Income Analyst since 2004. Member of the following Portfolio Management Team: Tax Exempt Series (since 2004).

Robert F. Pickels, CFA®, Senior Analyst/Managing Director of Focused Opportunities Group

Joined the Advisor in 2002. Senior Analyst since 2003. Member of following Portfolio management Team: Focused Opportunities Series (since 2013).

Ben V. Rozin, Senior Analyst

Joined the Advisor in 2005. Senior Analyst since 2013. Member of following Portfolio Management Team: International Series (since 2009); Emerging Markets Series (since 2015). Previous positions held in last five years: Analyst 2011 – 2013; Junior Analyst, 2009 – 2011.

Ajay M. Sadarangani, CFA®, Senior Analyst/Managing Director of Emerging Growth Group

Joined the Advisor in 2001. Senior Analyst since 2010. Managing Director since 2015. Member of the following Portfolio Management Teams: Dynamic Opportunities Series (since 2013); World Opportunities Series (since 2015). Previous position held in last five years: Analyst, 2007 – 2010.

Scott T. Shattuck, Junior Analyst

Joined the Advisor in 2007. Junior Analyst since 2015. Member of the International Series’ Portfolio Management Team since 2015. Previous positions held in last five years: Senior Research Associate, 2013 – 2014; Research Associate, 2010 – 2012.

Marc Tommasi, Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director since 1992. Head of Global Investment Strategy since 2010. Co-Head of Global Equities since 2015. Member of the following Portfolio Management Teams: International Series (since 1992); World Opportunities Series (since 1996): and Global Fixed Income Series (since 1997).

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities of the Series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp Comb 04/07/15